GOODWILL AND INTANGIBLE ASSETS, NET (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Net Carrying Amount of Goodwill
The changes in carrying value of goodwill as of September 30, 2021 and December 31, 2020 are as follows:

	September 30, 2021	December 31, 2020
Beginning balance	$17,320,857	$50,588,000
Impairment of goodwill for the nine and the 12 months period ended, respectively	—	(33,267,143)
Ending balance	$17,320,857	$17,320,857
The net carrying amount of goodwill as of December 31, 2020 and 2019 is as follows:
	December 31,
	2020	2019
Goodwill	$17,320,857	$50,588,000

Schedule of Finite-Lived Intangible Assets
As of September 30, 2021, the Company’s lease intangible assets were as follows:

	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
Cost	$23,784,332	$1,128,549	$(15,097,132)
Accumulated amortization	(12,041,766)	(405,074)	3,631,118
Net amount	$11,742,566	$723,475	$(11,466,014)

The following table sets forth the Company's intangible assets, net as of September 30, 2021 and December 31, 2020 and their related useful lives:

Intangible Assets	Useful Life	September 30, 2021	December 31, 2020
Investor list, net	5.0 years	$3,494,740	$3,494,740
Web services technology, domains and licenses	3.0 years	3,661,852	3,466,102
		7,156,592	6,960,842
Accumulated amortization		(3,230,583)	(1,833,054)
Net		$3,926,009	$5,127,788

As of December 31, 2020 and 2019, the Company’s intangible assets were as follows:

	December 31, 2020			December 31, 2019
	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
Cost	$23,792,057	$1,128,549	$(15,163,672)	$27,266,610	$1,547,646	$(15,713,975)
Accumulated amortization	(9,695,960)	(307,707)	2,597,935	(6,005,248)	(295,912)	1,122,616
Net amount	$14,096,097	$820,842	$(12,565,737)	$21,261,362	$1,251,734	$(14,591,359)